UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-08397

                           THE MARSICO INVESTMENT FUND
               (Exact name of registrant as specified in charter)

                          1200 17th Street, Suite 1600
                                Denver, CO 80202
               (Address of principal executive offices)(zip code)


                             Christopher J. Marsico
                           The Marsico Investment Fund
                          1200 17th Street, Suite 1600
                                Denver, CO 80202
                     (Name and address of agent for service)

                                   Copies to:
                             Sander M. Bieber, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006
      Registrant's telephone number, including area code: (303)454-5600

                    Date of fiscal year end: September 30
                                             ------------

                 Date of reporting period: December 31, 2004
                                           -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

The Marsico Investment Fund
Schedule of Investments
December 31, 2004 (Unaudited)

                               MARSICO FOCUS FUND
                             Schedule of Investments
                                December 31, 2004



                                         Number       Market Value   Percent of
                                       of Shares       in Dollars    Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

ATHLETIC FOOTWEAR
NIKE, Inc. - Class B                      824,380      $74,763,022        2.31%
                                       -----------------------------------------

AUDIO/VIDEO PRODUCTS
Harman International Industries, Inc       83,907       10,656,189        0.33
                                       -----------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL
Lennar Corporation - Class A            1,024,730       58,081,696        1.79
                                       -----------------------------------------

CASINO HOTELS
MGM MIRAGE*                               787,117       57,254,891        1.77
Wynn Resorts Ltd.*                      1,542,524      103,225,706        3.19
                                       -----------------------------------------
                                                       160,480,597        4.96
                                       -----------------------------------------

COMPUTERS
Dell, Inc.*                             2,294,799       96,702,830        2.99
                                       -----------------------------------------

COSMETICS & TOILETRIES
The Procter & Gamble Company            2,420,011      133,294,206        4.12
                                       -----------------------------------------

DIVERSIFIED MANUFACTURING OPERATIONS
General Electric Company                5,402,325      197,184,862        6.09
                                       -----------------------------------------

E-COMMERCE/SERVICES
eBay Inc.*                              1,062,722      123,573,314        3.82
                                       -----------------------------------------

ELECTRIC - INTEGRATED
TXU Corp.                               1,244,784       80,363,255        2.48
                                       -----------------------------------------

ENTERTAINMENT SOFTWARE
Electronic Arts, Inc.*                  1,580,246       97,469,573        3.01
                                       -----------------------------------------

FINANCE - CONSUMER LOANS
SLM Corporation                         3,464,689      184,979,746        5.71
                                       -----------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
Citigroup, Inc.                         1,709,242       82,351,279        2.54
The Goldman Sachs Group, Inc.           1,288,326      134,037,437        4.14
                                       -----------------------------------------
                                                       216,388,716        6.68
                                       -----------------------------------------

FINANCE - MORTGAGE LOAN/BANKER
Countrywide Financial Corporation       4,048,527      149,835,984        4.63
                                       -----------------------------------------

FINANCE - OTHER SERVICES
The Chicago Merchantile Exchange          206,147       47,145,819        1.46
                                       -----------------------------------------

FOOD - RETAIL
Whole Foods Market, Inc.                  441,660       42,112,281        1.30
                                       -----------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                 825,883       67,548,971        2.09
                                       -----------------------------------------

MACHINERY - CONSTRUCTION & MINING
Caterpillar, Inc.                       1,095,101     $106,783,298        3.30%
                                       -----------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                        3,114,288      169,541,839        5.24
                                       -----------------------------------------

MEDICAL - DRUGS
Pfizer, Inc.                            2,386,176       64,164,273        1.98
                                       -----------------------------------------

MEDICAL - HMO
UnitedHealth Group, Inc.                3,412,683      300,418,484        9.28
                                       -----------------------------------------

MEDICAL INSTRUMENTS
Medtronic, Inc.                           975,183       48,437,340        1.50
                                       -----------------------------------------

MEDICAL PRODUCTS
Zimmer Holdings, Inc.*                  1,542,589      123,592,231        3.82
                                       -----------------------------------------

RETAIL - BUILDING PRODUCTS
Lowe's Companies, Inc.                  2,308,662      132,955,845        4.11
                                       -----------------------------------------

RETAIL - DISCOUNT
Target Corp.                            1,060,534       55,073,531        1.70
                                       -----------------------------------------

RETAIL - RESTAURANTS
Starbucks Corporation*                  1,456,073       90,800,712        2.80
                                       -----------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                       1,200,132      118,201,001        3.65
                                       -----------------------------------------

WIRELESS EQUIPMENT
QUALCOMM, Inc.                          3,775,911      160,098,626        4.95
                                       -----------------------------------------

TOTAL COMMON STOCKS
(COST $2,255,065,873)                                3,110,648,241       96.10
                                       -----------------------------------------


                                       Principal/    Market Value   Percent of
                                         Shares       in Dollars    Net Assets
--------------------------------------------------------------------------------
WARRANTS
--------------------------------------------------------------------------------

Lucent Technologies                        12,250           19,355           -
                                       -----------------------------------------

TOTAL WARRANTS
(COST $0)                                                   19,355           -
                                       -----------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------

SSgA Money Market Funds               138,852,247      138,852,247        4.29
                                      ------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $138,852,247)                                    138,852,247        4.29
                                      ------------------------------------------

TOTAL INVESTMENTS
(COST $2,393,918,120)                                3,249,519,843      100.39
Liabilities Less Cash and Other Assets                 (12,669,405)      (0.39)
                                      ------------------------------------------

NET ASSETS                                          $3,236,850,440      100.00%
                                                   =============================

* Non-income producing

Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees. The Fund may use pricing services to determine market value. The Board of Trustees has authorized the use of a pricing service to assist the Fund in valuing certain equity securities listed or traded on foreign security exchanges in the Fund's portfolio in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.

                               MARSICO GROWTH FUND
                             Schedule of Investments
                                December 31, 2004



                                     Number          Market Value     Percent of
                                   of Shares          in Dollars      Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

ADVERTISING SERVICES
Getty Images, Inc.*                    151,256        $10,413,976         0.64%
                                 -----------------------------------------------

AEROSPACE/DEFENSE
General Dynamics Corporation           183,941         19,240,229         1.18
Lockheed Martin Corp.                  161,045          8,946,050         0.55
                                 -----------------------------------------------
                                                       28,186,279         1.73
                                 -----------------------------------------------

AGRICULTURAL OPERATIONS
Monsanto Company                       141,140          7,840,327         0.48
                                 -----------------------------------------------

APPLICATIONS SOFTWARE
Microsoft Corporation                  266,324          7,113,514         0.43
                                 -----------------------------------------------

ATHLETIC FOOTWEAR
NIKE, Inc. - Class B                   355,176         32,210,911         1.97
                                 -----------------------------------------------

BEVERAGES - NON-ALCOHOLIC
PepsiCo, Inc.                          207,508         10,831,918         0.66
                                 -----------------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL
KB HOME                                122,100         12,747,240         0.78
Lennar Corporation - Class A           438,937         24,878,949         1.52
M.D.C. Holdings, Inc.                  190,744         16,487,911         1.01
                                 -----------------------------------------------
                                                       54,114,100         3.31
                                 -----------------------------------------------

CASINO HOTELS
MGM MIRAGE*                            110,958          8,071,085         0.49
Wynn Resorts Ltd.*                     791,390         52,959,819         3.24
                                 -----------------------------------------------
                                                       61,030,904         3.73
                                 -----------------------------------------------

COMMERCIAL BANKS - WESTERN US
UCBH Holdings, Inc.                    139,031          6,370,400         0.39
                                 -----------------------------------------------

COMPUTERS
Dell, Inc.*                          1,131,700         47,689,838         2.91
                                 -----------------------------------------------

COSMETICS & TOILETRIES
The Procter & Gamble Company           875,973         48,248,593         2.95
                                 -----------------------------------------------

CRUISE LINES
Royal Caribbean Cruises Ltd.           500,208         27,231,324         1.66
                                 -----------------------------------------------

E-COMMERCE/SERVICES
eBay Inc.*                             522,502         60,756,533         3.71
                                 -----------------------------------------------

DIVERSIFIED MANUFACTURING
OPERATIONS
General Electric Company             2,162,173         78,919,314         4.82
Tyco International Ltd.                740,497         26,465,363         1.62
                                 -----------------------------------------------
                                                      105,384,677         6.44
                                 -----------------------------------------------

ELECTRONIC COMPONENTS -
SEMICONDUCTORS
Freescale Semiconductor, Inc. -
Class B*                                76,632          1,406,964         0.09
                                 -----------------------------------------------

ENTERTAINMENT SOFTWARE
Electronic Arts, Inc.*                 677,892        $41,812,379         2.55%
                                 -----------------------------------------------

FINANCE - CONSUMER LOANS
SLM Corporation                        996,188         53,186,477         3.25
                                 -----------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
Citigroup, Inc.                        991,432         47,767,194         2.92
The Goldman Sachs Group, Inc.          234,072         24,352,851         1.49
Merrill Lynch & Co., Inc.              569,568         34,043,079         2.08
                                 -----------------------------------------------
                                                      106,163,124         6.49
                                 -----------------------------------------------

FINANCE - MORTGAGE LOAN/BANKER
Countrywide Financial Corporation    1,564,949         57,918,762         3.54
                                 -----------------------------------------------

FINANCE - OTHER SERVICES
The Chicago Mercantile Exchange        109,337         25,005,372         1.53
                                 -----------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.              336,417         27,515,546         1.68
                                 -----------------------------------------------

LEISURE & RECREATION PRODUCTS
Brunswick Corporation                   75,437          3,734,131         0.23
                                 -----------------------------------------------

MACHINERY - CONSTRUCTION & MINING
Caterpillar, Inc.                      481,399         46,941,216         2.87
                                 -----------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                     1,317,964         71,749,960         4.38
                                 -----------------------------------------------

MEDICAL - DRUGS
Pfizer, Inc.                         1,203,089         32,351,063         1.98
                                 -----------------------------------------------

MEDICAL - HMO
Aetna, Inc.                             39,750          4,958,812         0.30
PacifiCare Health Systems, Inc.*       141,612          8,003,910         0.49
UnitedHealth Group, Inc.             1,432,727        126,122,958         7.71
WellPoint Inc.*                         69,697          8,015,155         0.49
                                 -----------------------------------------------
                                                      147,100,835         8.99
                                 -----------------------------------------------

MEDICAL INSTRUMENTS
Boston Scientific Corporation*         516,873         18,374,835         1.12
Medtronic, Inc.                        446,097         22,157,638         1.35
St. Jude Medical, Inc.*                731,240         30,660,893         1.87
                                 -----------------------------------------------
                                                       71,193,366         4.34
                                 -----------------------------------------------

MEDICAL LABS & TESTING SERVICES
Quest Diagnostics, Inc.                180,730         17,268,752         1.06
                                 -----------------------------------------------

MEDICAL PRODUCTS
Wright Medical Group, Inc.*             66,662          1,899,867         0.12
Zimmer Holdings, Inc.*                 404,914         32,441,710         1.98
                                 -----------------------------------------------
                                                       34,341,577         2.10
                                 -----------------------------------------------

MEDICAL - WHOLESALE DRUG
DISTRIBUTORS
Cardinal Health, Inc.                   84,476          4,912,279         0.30
                                 -----------------------------------------------

MOTORCYCLE/MOTOR SCOOTER
MANUFACTURE
Harley-Davidson, Inc.                  133,048          8,082,666         0.49
                                 -----------------------------------------------

RETAIL - BEDDING
Bed Bath & Beyond Inc.*                320,323         12,758,465         0.78
                                 -----------------------------------------------

RETAIL - BUILDING PRODUCTS
Lowe's Companies, Inc.                 667,235        $38,426,064         2.35%
                                 -----------------------------------------------

RETAIL - DISCOUNT
Target Corp.                           426,943         22,171,150         1.35
                                 -----------------------------------------------

RETAIL - DRUG STORE
CVS Corporation                        287,854         12,973,580         0.79
                                 -----------------------------------------------

RETAIL - JEWELRY
Tiffany & Company                      246,746          7,888,470         0.48
                                 -----------------------------------------------

RETAIL - RESTAURANTS
Starbucks Corporation*                 265,883         16,580,464         1.01
YUM! Brands, Inc.                      338,933         15,990,859         0.98
                                 -----------------------------------------------
                                                       32,571,323         1.99
                                 -----------------------------------------------

STEEL - PRODUCERS
United States Steel Corporation        259,779         13,313,674         0.81
                                 -----------------------------------------------

TELECOMMUNICATION EQUIPMENT
Ericsson (LM) Tel-SP ADR*              463,350         14,590,891         0.89
                                 -----------------------------------------------

TELEPHONE - INTEGRATED
Verizon Communications Inc.            420,626         17,039,559         1.04
                                 -----------------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                      658,912         64,896,243         3.97
                                 -----------------------------------------------

WIRELESS EQUIPMENT
Motorola, Inc.                         694,045         11,937,574         0.73
QUALCOMM, Inc.                       1,693,782         71,816,357         4.39
                                 -----------------------------------------------
                                                       83,753,931         5.12
                                 -----------------------------------------------
TOTAL COMMON STOCKS
(COST $1,154,038,729)                               1,578,491,113        96.45
                                 -----------------------------------------------


                                  Principal/       Market Value      Percent of
                                    Shares          in Dollars       Net Assets
--------------------------------------------------------------------------------
WARRANTS
--------------------------------------------------------------------------------

Lucent Technologies                     12,209             19,290            -
                                 -----------------------------------------------
TOTAL WARRANTS
(COST $0)                                                  19,290            -
                                 -----------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------

SSgA  Money Market Funds            71,764,387         71,764,387         4.38
                                 -----------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $71,764,387)                                     71,764,387         4.38
                                 -----------------------------------------------

TOTAL INVESTMENTS
(COST $1,225,803,116)                               1,650,274,790       100.83
Liabilities Less Cash
and Other Assets                                      (13,644,235)       (0.83)
                                 -----------------------------------------------

NET ASSETS                                         $1,636,630,555       100.00%
                                                ================================

* Non-income producing

Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees. The Fund may use pricing services to determine market value. The Board of Trustees has authorized the use of a pricing service to assist the Fund in valuing certain equity securities listed or traded on foreign security exchanges in the Fund's portfolio in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.

                            MARSICO 21st CENTURY FUND
                             Schedule of Investments
                                December 31, 2004



                                            Number    Market Value   Percent of
                                          of Shares    in Dollars    Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

ADVANCED MATERIALS/PRODUCTS
Ceradyne, Inc.*                               55,122     $3,153,530      0.98%
                                       -----------------------------------------

ADVERTISING SERVICES
Getty Images, Inc.*                           92,370      6,359,675      1.97
                                       -----------------------------------------

AGRICULTURAL OPERATIONS
Monsanto Company                             169,720      9,427,946      2.92
                                       -----------------------------------------

AUDIO/VIDEO PRODUCTS
Harman International Industries, Inc.        102,108     12,967,716      4.02
                                       -----------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL
Toll Brothers, Inc.*                          59,643      4,092,106      1.27
WCI Communities, Inc.*                       132,687      3,900,998      1.21
                                       -----------------------------------------
                                                          7,993,104      2.48
                                       -----------------------------------------

CASINO HOTELS
Kerzner International Ltd.*                  164,743      9,892,817      3.07
Las Vegas Sands Corp.*                       133,661      6,415,728      1.99
Wynn Resorts Ltd.*                           222,807     14,910,244      4.62
                                       -----------------------------------------
                                                         31,218,789      9.68
                                       -----------------------------------------

COMMERCIAL BANKS - SOUTHERN US
The South Financial Group, Inc.              245,849      7,997,468      2.48
                                       -----------------------------------------

COMMERCIAL BANKS - WESTERN US
UCBH Holdings, Inc.                          298,023     13,655,414      4.23
                                       -----------------------------------------

COMMERCIAL SERVICES - FINANCE
Moody's Corporation                           32,121      2,789,709      0.86
                                       -----------------------------------------

COMPUTERS
Research In Motion Ltd.*                      55,878      4,605,465      1.43
                                       -----------------------------------------

CRUISE LINES
Royal Caribbean Cruises Ltd.                 261,447     14,233,175      4.41
                                       -----------------------------------------

E-COMMERCE/SERVICES
eBay Inc.*                                    74,119      8,618,557      2.67
                                       -----------------------------------------

ENTERTAINMENT SOFTWARE
Electronic Arts, Inc.*                       152,531      9,408,112      2.92
                                       -----------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
Jefferies Group, Inc.                        297,203     11,971,337      3.71
                                       -----------------------------------------

FINANCE - MORTGAGE LOAN/BANKER
Countrywide Financial Corporation            347,701     12,868,414      3.99
                                       -----------------------------------------

FINANCE - OTHER SERVICES
The Chicago Mercantile Exchange               64,430     14,735,141      4.57
Marketaxess Holdings, Inc.*                  225,256      3,831,605      1.19
                                       -----------------------------------------
                                                         18,566,746      5.76
                                       -----------------------------------------

FOOD - RETAIL
Whole Foods Market, Inc.                      58,910     $5,617,068      1.74%
                                       -----------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                     50,441      4,125,569      1.28
Shangri-La Asia Ltd.                       5,227,006      7,666,302      2.37
Shangri-La Asia Ltd. 144A                    832,000      1,220,271      0.38
                                       -----------------------------------------
                                                         13,012,142      4.03
                                       -----------------------------------------

LEISURE & RECREATION PRODUCTS
Brunswick Corporation                        118,085      5,845,208      1.81
                                       -----------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                             163,592      8,905,948      2.76
                                       -----------------------------------------

MEDICAL - HMO
AMERIGROUP Corp.*                            179,595     13,588,158      4.21
UnitedHealth Group, Inc.                     115,539     10,170,898      3.15
                                       -----------------------------------------
                                                         23,759,056      7.36
                                       -----------------------------------------

MEDICAL INSTRUMENTS
Foxhollow Technologies, Inc.*                 52,722      1,296,434      0.40
                                       -----------------------------------------

MEDICAL PRODUCTS
Wright Medical Group, Inc.*                  306,023      8,721,656      2.70
                                       -----------------------------------------

MOTION PICTURES & SERVICES
Lions Gate Entertainment Corp.*              481,473      5,113,243      1.58
                                       -----------------------------------------

REITS - MORTGAGE
Redwood Trust, Inc.                           62,209      3,862,557      1.20
                                       -----------------------------------------

REITS - OFFICE PROPERTY
Government Properties Trust, Inc.            671,519      6,621,177      2.05
                                       -----------------------------------------

RETAIL - PET FOOD & SUPPLIES
PETsMart, Inc.                               272,378      9,677,590      3.00
                                       -----------------------------------------

RETAIL - RESTAURANTS
YUM! Brands, Inc.                            123,038      5,804,933      1.80
                                       -----------------------------------------

TELEPHONE INTEGRATED
Cincinnati Bell Inc.*                        247,367      1,026,573      0.32
                                       -----------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                             96,433      9,497,686      2.94
                                       -----------------------------------------

WIRELESS EQUIPMENT
Crown Castle Internatonal Corporation*       300,389      4,998,473      1.55
QUALCOMM, Inc.                               208,170      8,826,408      2.74
                                       -----------------------------------------
                                                         13,824,881      4.29
                                       -----------------------------------------

TOTAL COMMON STOCKS
(COST $234,738,443)                                     298,421,309     92.49
                                       -----------------------------------------

                                      Principal/      Market Value   Percent of
                                        Shares        in Dollars     Net Assets
--------------------------------------------------------------------------------
CORPORATE BONDS
--------------------------------------------------------------------------------

Kerzner International Ltd.
2.375%, 4-15-24                            1,543,000     $1,876,674      0.58%
                                       -----------------------------------------
TOTAL CORPORATE BONDS
(COST $1,586,993)                                         1,876,674      0.58
                                       -----------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------

FHLB Discount Note                           600,000        599,967      0.19
SSgA Prime Money Market Fund              14,568,412     14,568,412      4.51
SSgA Money Market Fund                    14,543,838     14,543,838      4.51
                                       -----------------------------------------
TOTAL SHORT -TERM INVESTMENTS
(COST $29,712,217)                                       29,712,217      9.21
                                       -----------------------------------------

TOTAL INVESTMENTS
(COST $266,037,653)                                     330,010,200    102.27
Liabilities Less Cash and Other Assets                   (7,340,055)    (2.28)
                                       -----------------------------------------

NET ASSETS                                             $322,670,145    100.00%
                                                     ===========================

* Non-income producing

Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees. The Fund may use pricing services to determine market value. The Board of Trustees has authorized the use of a pricing service to assist the Fund in valuing certain equity securities listed or traded on foreign security exchanges in the Fund's portfolio in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.

                    MARSICO INTERNATIONAL OPPORTUNITIES FUND
                             Schedule of Investments
                                December 31, 2004



                                        Number       Market Value     Percent of
                                      of Shares        in Dollars     Net Assets
COMMON STOCKS

ADVERTISING SERVICES
JC Decaux S.A.*                           74,140        $2,164,642        1.47%
                                 -----------------------------------------------

APPLICATIONS SOFTWARE
Trend Micro Inc.                          42,500         2,293,598        1.56
                                 -----------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Nissan Motor Company, Ltd.               269,400         2,928,775        1.99
Renault S.A.                              33,344         2,789,620        1.90
                                 -----------------------------------------------
                                                         5,718,395        3.89
                                 -----------------------------------------------

BROADCAST SERVICES/PROGRAMMING
Grupo Televisa S.A. ADR                   59,522         3,601,081        2.45
                                 -----------------------------------------------

CASINO HOTELS
Wynn Resorts Ltd.*                        43,229         2,892,885        1.97
                                 -----------------------------------------------

CELLULAR TELECOMMUNICATIONS
America Movil ADR                         70,321         3,681,304        2.51
                                 -----------------------------------------------

CHEMICALS - SPECIALTY
Syngenta AG                               13,943         1,481,237        1.01
                                 -----------------------------------------------

COMMERCIAL BANKS - NON-US
Bayerische Hypo-und Vereinsbank AG        59,528         1,351,254        0.92
ICICI Bank Ltd. ADR                       93,496         1,883,944        1.28
Mitsubishi Tokyo Financial
  Group, Inc.                                219         2,222,699        1.51
Unibanco Uniao de Bancos
  Brasileiros S.A. GDR                    45,434         1,441,166        0.98
                                 -----------------------------------------------
                                                         6,899,063        4.69
                                 -----------------------------------------------

COMPUTERS
Research in Motion Ltd.*                  40,805         3,363,148        2.29
                                 -----------------------------------------------

COMPUTERS - INTEGRATED SYSTEMS
Net One Systems Co. Ltd.                     339         1,412,638        0.96
                                 -----------------------------------------------

COSMETICS & TOILETRIES
Natura Cosmeticos S.A.                    23,775           693,736        0.47
Natura Cosmeticos S.A. 144A                1,500            43,769        0.03
                                 -----------------------------------------------
                                                           737,505        0.50

CRUISE LINES
Carnival PLC                              94,194         5,747,198        3.91
                                 -----------------------------------------------

DIVERSIFIED MANUFACTURING
OPERATIONS
Tyco International Ltd.                  140,183         5,010,140        3.41
                                 -----------------------------------------------

ELECTRIC PRODUCTS -
MISCELLANEOUS
Samsung Electronics Co., Ltd.              6,630         2,885,254        1.96
                                 -----------------------------------------------

ELECTRONIC COMPONENTS -
SEMICONDUCTORS
Arm Holdings PLC                       1,611,425         3,418,624        2.33
                                 -----------------------------------------------

ELECTRONIC MEASURING INSTRUMENTS
Keyence Corporation                       10,300         2,307,876        1.57
                                 -----------------------------------------------

ENTERPRISE SOFTWARE/SERVICES
SAP AG                                    11,476         2,049,676        1.40
                                 -----------------------------------------------

HOTELS & MOTELS
InterContinental Hotels Group PLC        462,613         5,750,910        3.91
Shangri-La Asia Ltd.                   1,763,003         2,585,747        1.76
Shangri-La Asia Ltd. 144A                258,000           378,401        0.26
                                 -----------------------------------------------
                                                         8,715,058        5.93
                                 -----------------------------------------------

LIFE/HEALTH INSURANCE
Swiss Life Holding*                       20,745         3,019,345        2.05
                                 -----------------------------------------------

MEDICAL - DRUGS
Roche Holding AG                          40,867         4,704,503        3.20
                                 -----------------------------------------------

MONEY CENTER BANKS
Erste Bank der oesterreichischen          57,070         3,048,595        2.07
HSBC Holdings PLC                        169,686         2,863,610        1.95
UBS AG                                    68,770         5,766,616        3.92
                                 -----------------------------------------------
                                                        11,678,821        7.95
                                 -----------------------------------------------

MULTIMEDIA
Reuters Group PLC                        395,712         2,867,974        1.95
The News Corporation Ltd. ADR            311,896         5,819,979        3.96
                                 -----------------------------------------------
                                                         8,687,953        5.91
                                 -----------------------------------------------

MUSIC
EMI Group PLC                            668,471         3,401,006        2.31
                                 -----------------------------------------------

OFFICE AUTOMATION & EQUIPMENT
Canon, Inc.                               40,000         2,158,681        1.47
                                 -----------------------------------------------

OIL COMPANIES - EXPLORATION
& PRODUCTION
CNOOC Ltd. ADR                            26,697         1,446,710        0.98
Talisman Energy, Inc.                     50,274         1,357,396        0.92
                                 -----------------------------------------------
                                                         2,804,106        1.91
                                 -----------------------------------------------

OIL COMPANIES - INTEGRATED
Total S.A.                                 6,605         1,442,740        0.98
                                 -----------------------------------------------

PROPERTY/CASUALTY INSURANCE
Millea Holdings, Inc.                        147         2,180,541        1.48
                                 -----------------------------------------------

REAL ESTATE OPERATING/DEVELOPMENT
Capitaland Ltd.                        2,168,000         2,828,866        1.93
                                 -----------------------------------------------

RETAIL - CONSUMER ELECTRONICS
Yamada Denki Company, Ltd.                67,500         2,891,822        1.97
                                 -----------------------------------------------

RETAIL - DRUG STORES
Boots Group PLC                          108,712         1,368,135        0.93
Shoppers Drug Mart Corporation*           94,384         2,935,936        2.00
                                 -----------------------------------------------
                                                         4,304,071        2.93
                                 -----------------------------------------------

RETAIL - PUBS
Enterprise Inns PLC                      379,910         5,798,649        3.95
                                 -----------------------------------------------

SEMICONDUCTOR COMPONENTS/
INTEGRATED CIRCUITS
Taiwan Semiconductor
Manufacturing Co., Ltd. ADR              163,522         1,388,302        0.95
                                 -----------------------------------------------

SEMICONDUCTOR EQUIPMENT
ASM Pacific Technology Ltd.              395,500         1,422,186        0.97
                                 -----------------------------------------------

TELECOM EQUIPMENT
Ericsson (LM) Tel-SP ADR*                147,393         4,641,406        3.16
                                 -----------------------------------------------

TELEPHONE - INTEGRATED
NTL, Inc.*                                70,383         5,135,144        3.49
                                 -----------------------------------------------

TRANSPORTATION - MARINE
Golar LNG Ltd.*                          100,000         1,457,076        0.99
                                 -----------------------------------------------

TRANSPORTATION - TRUCK
Yamato Transport Co., Ltd.                82,000         1,216,356        0.83
                                 -----------------------------------------------

TOTAL COMMON STOCKS
(COST $113,586,468)                                   $135,540,896       92.22
                                 -----------------------------------------------


                                    Principal/      Market Value     Percent of
                                      Shares         in Dollars      Net Assets
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------

FHLB Discount Note                     2,500,000         2,499,861        1.70
SSgA Prime Money Market Fund           6,666,437         6,666,437        4.54
SSgA Money Market Fund                 6,617,890         6,617,890        4.50
                                 -----------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $15,784,188)                                      15,784,188       10.74
                                 -----------------------------------------------

TOTAL INVESTMENTS
(COST $129,370,656)                                    151,325,084      102.96
  Liabilities Less Cash
  and Other Assets                                      (4,358,037)      (2.96)
                                 -----------------------------------------------

NET ASSETS                                            $146,967,047      100.00%
                                                     ===========================

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------
                                                                 PERCENT OF
COUNTRY                                      MARKET VALUE        INVESTMENT
                                                                 SECURITIES
--------------------------------------------------------------------------------

Austria                                        3,048,595             2.0%
Bermuda                                        5,010,140             3.3
Brazil                                         2,178,671             1.4
Canada                                         7,656,480             5.1
France                                         6,397,002             4.2
Germany                                        3,400,930             2.2
Hong Kong                                      5,833,044             3.9
India                                          1,883,944             1.2
Japan                                         19,612,986            13.0
Mexico                                         7,282,385             4.8
Norway                                         1,457,076             1.0
Singapore                                      2,828,866             1.9
South Korea                                    2,885,254             1.9
Sweden                                         4,641,406             3.1
Switzerland                                   14,971,701             9.9
Taiwan                                         1,388,302             0.9
United Kingdom                                31,216,106            20.6
United States(1)                              29,632,196            19.6
--------------------------------------------------------------------------------
TOTAL                                     $  151,325,084           100.0%
--------------------------------------------------------------------------------

  * Non-income producing
(1) Includes short-term securities


Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees. The Fund may use pricing services to determine market value. The Board of Trustees has authorized the use of a pricing service to assist the Fund in valuing certain equity securities listed or traded on foreign security exchanges in the Fund's portfolio in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.

Foreign Currency Translation--The accounting records of the Fund is maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates and changes in market prices of securities held.

At December 31, 2004, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

                                                                  International
                                                     21st Century  Opportunities
                       Focus Fund     Growth Fund       Fund          Fund
                     ----------------------------------------------------------

Cost of investments  $2,401,621,586  $1,228,198,174  $266,381,473  $130,589,650
                     ==========================================================
Gross unrealized
  appreciation       $  852,581,976  $  422,994,448  $ 65,986,124  $ 21,359,207
Gross unrealized
  depreciation           (4,683,719)       (917,832)   (2,357,397)     (623,773)
                     ----------------------------------------------------------
Net unrealized
  appreciation
  on investments     $  847,898,257  $  422,076,616  $ 63,628,727  $ 20,735,434
                     ==========================================================

ITEM 2.  CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant's service providers.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter ended December 31, 2004 that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

      Exhibit           Description of Exhibit
      -------           ----------------------
      A                 Certificate of Principal Executive Officer
      B                 Certificate of Principal Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:  /s/ Thomas F. Marsico
     -------------------------
     Thomas F. Marsico
     President

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Thomas F. Marsico
---------------------
Thomas F. Marsico
President
February 24, 2005

/s/ Christopher J. Marsico
--------------------------
Christopher J. Marsico
Vice President and Treasurer
February 24, 2005